DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
August 31, 2024
Number
of Shares Value $
COMMON STOCKS — 97.4%
Austria — 0.3%
Erste Group Bank AG
15,997 875,490
OMV AG
7,607 331,138
Verbund AG
3,289 280,491
voestalpine AG
5,604 136,778
(Cost $1,595,416)
1,623,897
Belgium — 1.2%
Ageas SA/NV
7,792 400,690
Anheuser-Busch InBev SA/NV
43,219 2,641,919
D'ieteren Group
969 234,578
Elia Group SA/NV
1,579 172,972
Groupe Bruxelles Lambert NV
4,035 311,105
KBC Group NV
11,047 858,947
Lotus Bakeries NV
21 264,169
Sofina SA
688 167,313
Syensqo SA
3,555 292,370
UCB SA
6,114 1,106,353
Warehouses De Pauw CVA REIT
9,191 245,256
(Cost $7,417,497)
6,695,672
Chile — 0.1%
Antofagasta PLC
(Cost $427,058)
19,947 485,420
Denmark — 5.6%
A.P. Moller - Maersk A/S, Class A
157 227,889
A.P. Moller - Maersk A/S, Class B
198 295,323
Carlsberg AS, Class B
4,561 535,308
Coloplast A/S, Class B
6,064 826,913
Danske Bank A/S
33,862 1,056,792
Demant A/S *
4,615 195,321
DSV A/S
8,270 1,476,764
Genmab A/S *
3,019 838,176
Novo Nordisk A/S, Class B
155,771 21,654,803
Novonesis (Novozymes) B, Class
B
17,033 1,181,287
Orsted AS, 144A *
9,469 548,094
Pandora A/S
3,878 678,697
ROCKWOOL A/S, Class B
529 229,220
Tryg A/S
16,455 366,745
Vestas Wind Systems A/S *
47,871 1,098,860
Zealand Pharma A/S *
3,096 406,722
(Cost $22,237,991)
31,616,914
Finland — 1.5%
Elisa OYJ
6,739 336,857
Fortum OYJ
19,971 319,218
Kesko OYJ, Class B
13,121 266,365
Kone OYJ, Class B
16,000 863,097
Metso Corp.
31,553 320,187
Neste OYJ
19,760 461,973
Nokia OYJ
254,807 1,120,459
Number
of Shares Value $
Nordea Bank Abp
151,385 1,787,202
Orion OYJ, Class B
5,130 272,024
Sampo OYJ, Class A
21,535 961,952
Stora Enso OYJ, Class R
30,036 388,295
UPM-Kymmene OYJ
26,563 897,913
Wartsila OYJ Abp
25,308 560,069
(Cost $9,853,768)
8,555,611
France — 16.4%
Accor SA
8,960 377,060
Aeroports de Paris SA
1,629 213,383
Air Liquide SA
27,906 5,204,558
Airbus SE
28,741 4,410,355
Alstom SA *
17,039 347,975
Amundi SA, 144A
2,947 221,518
Arkema SA
2,749 255,710
AXA SA
87,741 3,336,420
BioMerieux
1,950 225,684
BNP Paribas SA
49,217 3,404,633
Bollore SE
34,851 229,412
Bouygues SA
9,920 355,394
Bureau Veritas SA
14,998 494,711
Capgemini SE
7,628 1,580,999
Carrefour SA
26,835 432,493
Cie de Saint-Gobain SA
21,745 1,900,841
Cie Generale des Etablissements
Michelin SCA
32,671 1,282,427
Covivio SA REIT
2,633 146,690
Credit Agricole SA
49,502 774,555
Danone SA
31,297 2,172,611
Dassault Aviation SA
899 193,583
Dassault Systemes SE
31,693 1,235,980
Edenred SE
11,957 505,032
Eiffage SA
3,497 366,458
Engie SA
88,724 1,562,344
EssilorLuxottica SA
14,378 3,404,377
Eurazeo SE
1,999 157,551
Gecina SA REIT
2,487 273,539
Getlink SE
13,441 242,403
Hermes International SCA
1,534 3,677,939
Ipsen SA
1,750 212,209
Kering SA
3,678 1,053,007
Klepierre SA REIT
10,347 309,501
La Francaise des Jeux SAEM,
144A
4,514 184,023
Legrand SA
12,903 1,443,414
L'Oreal SA
11,634 5,100,367
LVMH Moet Hennessy Louis
Vuitton SE
13,316 9,925,368
Orange SA
89,213 1,015,746
Pernod Ricard SA
9,896 1,408,949
Publicis Groupe SA
11,239 1,235,154
Renault SA
9,739 462,378

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2024
Number
of Shares Value $
Rexel SA
11,075 279,614
Safran SA
16,570 3,625,748
Sanofi SA
55,147 6,169,104
Sartorius Stedim Biotech
1,382 281,090
Schneider Electric SE
26,432 6,711,362
SEB SA
1,187 124,126
Societe Generale SA
33,820 816,107
Sodexo SA (a)
4,047 360,121
Teleperformance SE
2,769 302,596
Thales SA
4,554 765,167
TotalEnergies SE
104,367 7,174,694
Unibail-Rodamco-Westfield
REIT *
5,306 424,996
Veolia Environnement SA
33,751 1,117,013
Vinci SA
24,018 2,871,329
Vivendi SE
33,379 374,322
(Cost $87,558,586)
92,734,140
Germany — 12.4%
adidas AG
7,753 1,988,279
Allianz SE
19,005 5,901,185
BASF SE
43,146 2,186,752
Bayer AG
47,642 1,467,468
Bayerische Motoren Werke AG
15,143 1,403,070
Bechtle AG
4,498 193,613
Beiersdorf AG
4,619 667,589
Brenntag SE
6,471 480,828
Carl Zeiss Meditec AG
1,929 141,479
Commerzbank AG
48,685 720,064
Continental AG
5,039 340,223
Covestro AG, 144A *
8,836 541,109
CTS Eventim AG & Co. KGaA
3,123 293,089
Daimler Truck Holding AG
23,824 912,773
Delivery Hero SE, 144A *
8,139 256,320
Deutsche Bank AG (b)
92,883 1,514,220
Deutsche Boerse AG
9,285 2,082,493
Deutsche Lufthansa AG (a)
26,065 169,647
Deutsche Post AG
48,798 2,114,500
Deutsche Telekom AG
169,328 4,812,276
E.ON SE
107,626 1,524,004
Evonik Industries AG
12,594 279,124
Fresenius Medical Care AG
10,690 411,931
Fresenius SE & Co. KGaA *
19,870 732,949
GEA Group AG
7,247 339,660
Hannover Rueck SE
2,994 848,243
Heidelberg Materials AG
6,484 685,635
Henkel AG & Co. KGaA
4,921 408,792
Infineon Technologies AG
63,124 2,302,651
Knorr-Bremse AG
3,527 289,872
LEG Immobilien SE
3,648 351,070
Mercedes-Benz Group AG
36,145 2,490,776
Merck KGaA
6,311 1,226,762
Number
of Shares Value $
MTU Aero Engines AG
2,527 754,204
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
6,490 3,510,262
Nemetschek SE
2,745 285,985
Puma SE
4,637 200,365
Rational AG
226 227,711
Rheinmetall AG
2,092 1,253,374
RWE AG
30,901 1,114,575
SAP SE
50,522 11,042,077
Scout24 SE, 144A
3,298 251,912
Siemens AG
36,743 6,901,425
Siemens Energy AG *
31,387 903,810
Siemens Healthineers AG, 144A
13,671 794,585
Symrise AG
6,455 849,465
Talanx AG
2,994 257,650
Vonovia SE
36,083 1,243,651
Zalando SE, 144A *
10,758 278,746
(Cost $69,696,637)
69,948,243
Hong Kong — 0.2%
Prudential PLC
(Cost $2,430,870)
131,988 1,130,177
Ireland — 1.0%
AerCap Holdings NV
9,281 904,155
AIB Group PLC
91,336 549,743
Bank of Ireland Group PLC
49,244 564,484
DCC PLC
4,653 327,233
Experian PLC
44,153 2,136,211
Kerry Group PLC, Class A
7,448 747,558
Kingspan Group PLC
7,218 627,930
(Cost $4,921,909)
5,857,314
Italy — 3.8%
Amplifon SpA
5,923 190,723
Banco BPM SpA
64,234 436,250
Davide Campari-Milano NV
28,417 262,103
DiaSorin SpA
1,140 131,056
Enel SpA
393,374 2,984,713
Eni SpA
110,642 1,794,685
Ferrari NV
6,080 3,005,557
FinecoBank Banca Fineco SpA
31,034 529,841
Generali
48,456 1,332,655
Infrastrutture Wireless Italiane
SpA, 144A
18,175 217,381
Intesa Sanpaolo SpA
706,915 2,941,671
Leonardo SpA
18,954 481,052
Mediobanca Banca di Credito
Finanziario SpA
25,568 431,998
Moncler SpA
10,775 660,091
Nexi SpA, 144A *
28,479 198,769
Poste Italiane SpA, 144A
22,362 310,223
Prysmian SpA
13,290 931,395

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2024
Number
of Shares Value $
Recordati Industria Chimica e
Farmaceutica SpA
5,033 294,865
Snam SpA
96,971 480,541
Telecom Italia SpA *
462,387 122,261
Terna - Rete Elettrica Nazionale
70,187 609,971
UniCredit SpA
71,202 2,942,057
(Cost $17,422,816)
21,289,858
Jordan — 0.0%
Hikma Pharmaceuticals PLC
(Cost $255,620)
8,375 218,108
Luxembourg — 0.2%
ArcelorMittal SA
23,005 538,348
Eurofins Scientific SE
7,053 402,606
Tenaris SA
24,305 353,969
(Cost $1,520,950)
1,294,923
Netherlands — 7.8%
ABN AMRO Bank NV, 144A
22,146 379,198
Adyen NV, 144A *
1,052 1,545,469
Aegon Ltd.
66,387 405,374
Akzo Nobel NV
8,586 547,629
Argenx SE *
2,883 1,491,774
ASM International NV
2,247 1,517,623
ASML Holding NV
19,322 17,343,141
ASR Nederland NV
7,419 362,893
BE Semiconductor Industries NV
3,807 495,733
Euronext NV, 144A
3,945 421,254
EXOR NV
4,833 537,445
Ferrovial SE
25,470 1,062,553
Heineken Holding NV
6,633 498,951
Heineken NV
13,753 1,238,401
IMCD NV
2,859 467,098
ING Groep NV
158,453 2,871,475
JDE Peet's NV
6,912 158,312
Koninklijke Ahold Delhaize NV
45,987 1,578,906
Koninklijke KPN NV
190,247 776,635
Koninklijke Philips NV *
37,817 1,137,458
NN Group NV
13,300 651,144
OCI NV
4,676 147,881
Prosus NV *
68,219 2,528,474
QIAGEN NV *
10,231 468,999
Randstad NV
4,893 235,550
Stellantis NV
102,046 1,707,592
Universal Music Group NV
40,068 1,046,601
Wolters Kluwer NV
12,116 2,064,536
(Cost $38,324,272)
43,688,099
Norway — 0.9%
Aker BP ASA
14,339 343,277
DNB Bank ASA
43,807 925,653
Equinor ASA
40,452 1,073,695
Gjensidige Forsikring ASA
8,908 157,823
Number
of Shares Value $
Kongsberg Gruppen ASA
4,289 453,745
Mowi ASA
24,237 422,093
Norsk Hydro ASA
61,506 344,482
Orkla ASA
32,821 291,518
Salmar ASA
3,517 182,720
Telenor ASA
29,744 368,797
Yara International ASA (a)
7,893 229,817
(Cost $5,098,820)
4,793,620
Poland — 0.0%
InPost SA *
(Cost $173,932)
9,708 178,782
Portugal — 0.2%
EDP SA
154,138 646,779
Galp Energia SGPS SA
21,718 450,373
Jeronimo Martins SGPS SA
15,094 279,305
(Cost $1,437,331)
1,376,457
Spain — 3.9%
Acciona SA
1,184 160,066
ACS Actividades de
Construccion y Servicios SA
8,834 401,541
Aena SME SA, 144A
3,754 757,730
Amadeus IT Group SA
22,012 1,482,797
Banco Bilbao Vizcaya Argentaria
SA
278,475 2,952,055
Banco de Sabadell SA
267,118 573,714
Banco Santander SA
748,986 3,722,371
CaixaBank SA
173,265 1,045,739
Cellnex Telecom SA, 144A *
25,911 1,000,466
EDP Renovaveis SA
14,840 237,368
Endesa SA
14,973 316,127
Grifols SA *
12,774 141,486
Iberdrola SA
293,521 4,159,555
Industria de Diseno Textil SA
52,623 2,849,142
Redeia Corp. SA
21,244 403,440
Repsol SA
59,125 814,019
Telefonica SA
192,284 870,183
(Cost $21,800,374)
21,887,799
Sweden — 4.9%
AddTech AB, Class B
12,546 396,851
Alfa Laval AB
14,585 653,244
Assa Abloy AB, Class B
48,022 1,548,478
Atlas Copco AB, Class A
129,637 2,350,161
Atlas Copco AB, Class B
75,217 1,195,479
Beijer Ref AB
17,886 307,791
Boliden AB
13,103 400,688
Epiroc AB, Class A
32,944 634,612
Epiroc AB, Class B
18,805 333,861
EQT AB
18,469 616,581
Essity AB, Class B
29,351 890,689
Evolution AB, 144A
8,687 902,270
Fastighets AB Balder, Class B *
29,748 233,216

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2024
Number
of Shares Value $
Getinge AB, Class B
10,745 223,518
H & M Hennes & Mauritz AB,
Class B
27,167 429,933
Hexagon AB, Class B
100,812 1,030,878
Holmen AB, Class B
3,297 134,921
Husqvarna AB, Class B
16,169 108,841
Industrivarden AB, Class A
7,247 260,571
Industrivarden AB, Class C
6,983 250,534
Indutrade AB
12,248 385,039
Investment AB Latour, Class B
7,046 211,760
Investor AB, Class B
82,836 2,463,331
L E Lundbergforetagen AB,
Class B
3,731 204,569
Lifco AB, Class B
10,612 354,484
Nibe Industrier AB, Class B
70,490 347,638
Saab AB, Class B
16,356 386,034
Sagax AB, Class B
11,199 295,130
Sandvik AB
52,126 1,108,189
Securitas AB, Class B
21,605 252,488
Skandinaviska Enskilda Banken
AB, Class A
77,640 1,194,671
Skanska AB, Class B
17,721 357,761
SKF AB, Class B
17,829 337,282
Svenska Cellulosa AB SCA,
Class B
31,307 434,625
Svenska Handelsbanken AB,
Class A
68,468 706,137
Swedbank AB, Class A
41,925 895,809
Swedish Orphan Biovitrum AB *
9,367 291,915
Tele2 AB, Class B
25,681 291,369
Telefonaktiebolaget LM Ericsson,
Class B
132,539 987,698
Telia Co. AB
106,540 330,363
Trelleborg AB, Class B
10,433 406,623
Volvo AB, Class A
10,533 283,323
Volvo AB, Class B
76,718 2,036,708
Volvo Car AB, Class B *
42,236 120,848
(Cost $27,095,898)
27,586,911
Switzerland — 16.0%
ABB Ltd.
76,313 4,365,745
Adecco Group AG
8,652 293,540
Alcon, Inc.
24,414 2,363,711
Avolta AG *
4,076 157,852
Bachem Holding AG
1,635 156,085
Baloise Holding AG
2,055 396,713
Banque Cantonale Vaudoise
1,449 154,949
Barry Callebaut AG
172 278,421
BKW AG
941 176,676
Chocoladefabriken Lindt &
Spruengli AG
5 652,903
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
46 607,164
Number
of Shares Value $
Cie Financiere Richemont SA,
Class A
26,041 4,100,450
Clariant AG *
12,112 190,076
Coca-Cola HBC AG *
10,663 394,905
DSM-Firmenich AG
9,205 1,251,551
EMS-Chemie Holding AG
334 279,561
Galderma Group AG *
2,343 226,844
Geberit AG
1,610 1,024,657
Givaudan SA
443 2,270,111
Glencore PLC *
504,315 2,654,568
Helvetia Holding AG
1,915 302,552
Holcim AG *
25,249 2,427,326
Julius Baer Group Ltd.
9,635 561,177
Kuehne + Nagel International AG
2,366 732,304
Logitech International SA
7,528 680,314
Lonza Group AG
3,491 2,281,748
Nestle SA
126,598 13,555,614
Novartis AG
95,321 11,451,304
Partners Group Holding AG
1,116 1,603,007
Roche Holding AG
33,993 11,484,959
Roche Holding AG
1,521 551,822
Sandoz Group AG
19,475 854,559
Schindler Holding AG
1,173 316,691
Schindler Holding AG
Participation Certificates
1,946 539,812
SGS SA
7,783 866,517
SIG Group AG *
13,583 286,664
Sika AG
7,427 2,376,500
Sonova Holding AG
2,498 869,253
STMicroelectronics NV
32,875 1,045,503
Straumann Holding AG
5,471 807,408
Swatch Group AG — Bearer
1,322 276,515
Swatch Group AG — Registered
2,389 99,489
Swiss Life Holding AG
1,382 1,115,290
Swiss Prime Site AG
3,605 405,433
Swiss Re AG
14,573 1,983,526
Swisscom AG
1,294 816,694
Temenos AG
3,008 209,132
UBS Group AG
158,928 4,855,432
VAT Group AG, 144A
1,341 689,707
Zurich Insurance Group AG
7,032 4,065,084
(Cost $78,363,092)
90,107,818
United Kingdom — 21.0%
3i Group PLC
47,056 1,964,581
Admiral Group PLC
12,092 463,391
Anglo American PLC
62,325 1,808,099
Ashtead Group PLC
20,838 1,477,247
Associated British Foods PLC
16,199 529,727
AstraZeneca PLC
75,017 13,077,533
Auto Trader Group PLC, 144A
41,733 466,416
Aviva PLC
127,895 847,550

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2024
Number
of Shares Value $
BAE Systems PLC
146,917 2,629,858
Barclays PLC
714,657 2,143,671
Barratt Developments PLC
67,785 451,520
Berkeley Group Holdings PLC
5,044 330,155
BP PLC
799,245 4,507,194
British American Tobacco PLC
96,270 3,585,597
BT Group PLC
301,740 550,823
Bunzl PLC
15,975 742,691
Centrica PLC
257,137 434,787
Coca-Cola Europacific Partners
PLC
10,176 819,066
Compass Group PLC
82,053 2,585,170
Croda International PLC
6,471 349,028
Diageo PLC
107,579 3,493,238
Endeavour Mining PLC
7,804 165,419
Entain PLC
27,632 234,428
GSK PLC
200,637 4,366,142
Haleon PLC
354,805 1,779,989
Halma PLC
17,576 601,532
Hargreaves Lansdown PLC
20,320 296,485
HSBC Holdings PLC
896,493 7,849,494
Imperial Brands PLC
39,049 1,117,971
Informa PLC
67,072 734,635
InterContinental Hotels Group
PLC
8,064 803,181
Intertek Group PLC
8,166 530,859
J Sainsbury PLC
74,705 286,874
JD Sports Fashion PLC
126,093 228,443
Kingfisher PLC
93,579 349,274
Land Securities Group PLC REIT
34,228 282,971
Legal & General Group PLC
299,013 878,849
Lloyds Banking Group PLC
3,021,699 2,321,514
London Stock Exchange Group
PLC
23,177 3,119,934
M&G PLC
102,539 288,721
Melrose Industries PLC
66,490 420,802
Mondi PLC
21,291 411,593
National Grid PLC
232,125 3,044,232
NatWest Group PLC
319,506 1,448,485
Next PLC
5,863 782,693
Pearson PLC
29,202 404,987
Persimmon PLC
15,314 330,640
Phoenix Group Holdings PLC
33,216 246,686
Reckitt Benckiser Group PLC
33,575 1,925,148
RELX PLC
90,360 4,199,727
Rentokil Initial PLC
122,618 777,796
Rio Tinto PLC
54,384 3,406,856
Rolls-Royce Holdings PLC *
414,856 2,704,540
Sage Group PLC
49,422 656,199
Schroders PLC
35,004 157,404
Segro PLC REIT
64,541 738,445
Severn Trent PLC
12,439 420,002
Number
of Shares Value $
Shell PLC
304,842 10,733,366
Smith & Nephew PLC
40,984 630,014
Smiths Group PLC
16,149 382,177
Spirax Group PLC
3,293 332,786
SSE PLC
51,730 1,281,972
Standard Chartered PLC
105,216 1,076,977
Taylor Wimpey PLC
163,590 346,005
Tesco PLC
337,419 1,567,361
Unilever PLC
120,778 7,781,793
United Utilities Group PLC
31,044 415,651
Vodafone Group PLC
1,088,990 1,064,334
Whitbread PLC
9,633 364,982
Wise PLC, Class A *
31,870 294,868
WPP PLC
55,570 528,522
(Cost $115,660,520)
118,371,100
TOTAL COMMON STOCKS
(Cost $513,293,357)
549,440,863
PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG
3,038 262,612
Dr Ing hc F Porsche AG, 144A (a)
5,722 448,070
Henkel AG & Co. KGaA
8,173 747,690
Porsche Automobil Holding SE
7,455 335,152
Sartorius AG
1,337 368,593
Volkswagen AG
10,217 1,086,245
(Cost $4,860,831)
3,248,362
SECURITIES LENDING
COLLATERAL — 0.2%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 5.21%
(c)(d)
(Cost $831,734)
831,734 831,734
CASH EQUIVALENTS — 1.4%
DWS Government Money Market
Series "Institutional Shares",
5.24% (c)
(Cost $7,972,429)
7,972,429 7,972,429
TOTAL INVESTMENTS — 99.6%
(Cost $526,958,351)
561,493,388
Other assets and liabilities,
net — 0.4%
2,411,271
NET ASSETS — 100.0%
563,904,659

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2024
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:
Securities are listed in country of domicile.
 * (a)
Value ($) at
5/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2024
Value ($) at
8/31/2024
COMMON STOCKS — 0.3%
Germany — 0.3%
Deutsche Bank AG (b)
1,534,518 80,393 (70,648) 9,060 (39,103) — — 92,883 1,514,220
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.21% (c)(d)
2,725,326 — (1,893,592) (e) — — 6,878 — 831,734 831,734
CASH EQUIVALENTS — 1.4%
DWS ESG Liquidity Fund “Capital Shares”,   (c)
701,999 — (701,999) (70) 70 1,543 — — —
DWS Government Money Market Series "Institutional Shares", 5.24% (c)
7,222,795 11,215,060 (10,465,426) — — 113,115 — 7,972,429 7,972,429
12,184,638 11,295,453 (13,131,665) 8,990 (39,033) 121,536 — 8,897,046 10,318,383
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $785,088, which is 0.1% of net assets.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2024.
CVA: Credit Valuation Adjustment
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2024
At August 31, 2024 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:
At August 31, 2024, open futures contracts purchased were as follows:
At August 31, 2024, the Fund had the following forward foreign currency contracts outstanding:
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Financials
103,784,188 18 .8
Health Care
94,850,430 17 .2
Industrials
91,997,160 16 .6
Consumer Staples
59,572,581 10 .7
Consumer Discretionary
52,982,068 9 .6
Information Technology
42,329,519 7 .7
Materials
34,040,161 6 .2
Energy
28,038,384 5 .1
Utilities
22,410,591 4 .0
Communication Services
17,734,247 3 .2
Real Estate
4,949,896 0 .9
Total
552,689,225 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
†
CAC40 10 EURO Futures
EUR 24 1,934,421 2,029,250 9/20/2024 94,829
DAX Index Futures
EUR 3 1,527,558 1,571,133 9/20/2024 43,575
EURO STOXX 50 Futures
EUR 27 1,476,663 1,483,635 9/20/2024 6,972
FTSE 100 Index Futures
GBP 23 2,486,820 2,533,522 9/20/2024 46,702
FTSE/MIB Index Futures
EUR 2 360,134 380,877 9/20/2024 20,743
IBEX 35 Index Futures
EUR 3 355,870 379,145 9/20/2024 23,275
OMXS30 Index Futures
SGD 22 535,073 557,006 9/20/2024 21,933
Swiss Market Index Futures
CHF 9 1,279,063 1,317,946 9/20/2024 38,883
SWISS MID CAP Futures
CHF 12 367,253 382,001 9/20/2024 14,748
Total unrealized appreciation
311,660
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
August 31, 2024.
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
RBC Capital Markets
9/3/2024 CHF 8,802,000 USD 10,033,942 — (324,405)
RBC Capital Markets
9/3/2024 CHF 67,681,639 USD 77,154,868 — (2,494,068)
RBC Capital Markets
9/3/2024 CHF 1,699,000 USD 1,936,785 — (62,628)
Bank of America
9/3/2024 DKK 239,643,142 USD 34,814,647 — (704,115)
Bank of America
9/3/2024 EUR 267,168,096 USD 289,532,203 — (5,836,126)
RBC Capital Markets
9/3/2024 GBP 10,000,000 USD 12,848,346 — (285,034)
RBC Capital Markets
9/3/2024 GBP 91,537,924 USD 117,612,319 — (2,607,911)
RBC Capital Markets
9/3/2024 GBP 996,000 USD 1,279,687 — (28,398)
Goldman Sachs & Co.
9/3/2024 NOK 54,051,791 USD 4,947,215 — (149,621)
Citibank N.A.
9/3/2024 SEK 188,008,786 USD 17,570,471 — (742,231)

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2024
Currency Abbreviations
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
Citibank N.A.
9/3/2024 SEK 5,936,000 USD 554,746 — (23,441)
RBC Capital Markets
9/3/2024 SEK 107,221,000 USD 10,020,331 — (423,363)
RBC Capital Markets
9/3/2024 USD 4,582,190 CHF 3,923,100 34,582 —
RBC Capital Markets
9/3/2024 USD 87,523,766 CHF 74,259,539 — (133,842)
Bank of America
9/3/2024 USD 1,656,365 DKK 11,307,200 19,534 —
Bank of America
9/3/2024 USD 2,078,364 DKK 14,306,000 42,003 —
RBC Capital Markets
9/3/2024 USD 31,761,782 DKK 214,029,942 — (39,286)
Bank of America
9/3/2024 USD 1,365,492 EUR 1,260,000 27,504 —
Bank of America
9/3/2024 USD 14,580,633 EUR 13,343,100 170,864 —
Bank of America
9/3/2024 USD 279,564,194 EUR 252,564,996 — (340,357)
RBC Capital Markets
9/3/2024 USD 127,993,262 GBP 97,388,824 — (88,824)
RBC Capital Markets
9/3/2024 USD 6,593,204 GBP 5,145,100 164,051 —
Goldman Sachs & Co.
9/3/2024 USD 4,846,915 NOK 51,339,491 — (5,836)
Goldman Sachs & Co.
9/3/2024 USD 248,017 NOK 2,712,300 7,741 —
Citibank N.A.
9/3/2024 USD 1,431,013 SEK 15,112,300 40,977 —
JP Morgan & Chase Co.
9/3/2024 USD 27,932,729 SEK 286,053,486 — (70,135)
RBC Capital Markets
10/2/2024 CHF 74,259,539 USD 87,822,494 132,007 —
RBC Capital Markets
10/2/2024 DKK 214,029,942 USD 31,815,724 40,523 —
Bank of America
10/2/2024 EUR 511,000 USD 566,385 693 —
Bank of America
10/2/2024 EUR 252,564,996 USD 279,935,212 338,408 —
RBC Capital Markets
10/2/2024 GBP 97,388,824 USD 128,028,322 90,232 —
Goldman Sachs & Co.
10/2/2024 NOK 51,339,491 USD 4,849,814 5,764 —
JP Morgan & Chase Co.
10/2/2024 SEK 286,053,486 USD 27,975,481 69,900 —
RBC Capital Markets
10/2/2024 USD 546,391 CHF 462,000 — (831)
RBC Capital Markets
10/2/2024 USD 1,486,845 GBP 1,131,000 — (1,069)
Goldman Sachs & Co.
10/2/2024 USD 31,459 NOK 333,000 — (40)
Total unrealized appreciation (depreciation)
1,184,783 (14,361,561)
β
The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2024.
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP Pound Sterling
NOK Norwegian Krone
SEK Swedish Krona
SGD Singapore Dollar
USD U.S. Dollar

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2024
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DBEU-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 549,440,863 $ — $ — $ 549,440,863
Preferred Stocks
3,248,362 — — 3,248,362
Short-Term Investments (a)
8,804,163 — — 8,804,163
Derivatives (b)
Forward Foreign Currency Contracts
— 1,184,783 — 1,184,783
Futures Contracts
311,660 — — 311,660
TOTAL
$ 561,805,048 $ 1,184,783 $ — $ 562,989,831
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (14,361,561) $ — $ (14,361,561)
TOTAL
$ — $ (14,361,561) $ — $ (14,361,561)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.